Debt securities in issue	12 Months Ended
Dec. 31, 2025
Debt securities in issue [Abstract]
Debt securities in issue	17 Debt securities in issue
Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING
Group, except for subordinated items. Debt securities in issue do not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business.

Debt securities in issue – maturities
In EUR million	2025	2024
Fixed rate debt securities
Within 1 year	34,021	27,333
More than 1 year but less than 2 years	10,392	13,085
More than 2 years but less than 3 years	13,898	10,857
More than 3 years but less than 4 years	12,624	13,300
More than 4 years but less than 5 years	13,093	12,201
More than 5 years	28,731	30,640
Total fixed rate debt securities	112,760	107,416

Floating rate debt securities
Within 1 year	28,774	26,262
More than 1 year but less than 2 years	1,761	2,821
More than 2 years but less than 3 years	830	1,939
More than 3 years but less than 4 years	1,688	117
More than 4 years but less than 5 years	913	902
More than 5 years	4,506	2,910
Total floating rate debt securities	38,472	34,951

Total debt securities	151,231	142,367
Reference is made to the Consolidated statement of cash flows for more information on issuances, redemptions and non-cash movements.